Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Total share-holders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves	Non-controlling interests
Equity, beginning balance at Mar. 31, 2022	£ 23,856		£ 23,833	£ 485	£ 1,300	£ 26,611	£ (4,563)	£ 23
Profit for the period	1,256	[1]	1,256			1,256
Other comprehensive (loss)/income for the period	1,925	[2]	1,922			(564)	2,486	3
Total comprehensive income for the period	3,181	[2]	3,178			692	2,486	3
Equity dividends	(1,119)		(1,119)			(1,119)
Scrip dividend-related share issue	0		0	1	(1)
Issue of treasury shares	14		14			14
Transactions in own shares	2		2		5	(3)
Share-based payments	20		20			20
Cash flow hedges transferred to the statement of financial position, net of tax	3		3				3
Equity, ending balance at Sep. 30, 2022	25,957		25,931	486	1,304	26,215	(2,074)	26
Equity, beginning balance at Mar. 31, 2023	29,562		29,538	488	1,302	31,608	(3,860)	24
Profit for the period	1,129		1,128			1,128		1
Other comprehensive (loss)/income for the period	74		74			(199)	273
Total comprehensive income for the period	1,203		1,202			929	273	1
Equity dividends	(1,325)		(1,325)			(1,325)
Scrip dividend-related share issue	0		0	1	(1)
Issue of treasury shares	20		20			20
Transactions in own shares	(1)		(1)			(1)
Share-based payments	19		19			19
Cash flow hedges transferred to the statement of financial position, net of tax	2		2				2
Equity, ending balance at Sep. 30, 2023	£ 29,480		£ 29,455	£ 489	£ 1,301	£ 31,250	£ (3,585)	£ 25

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.